Total revenues - Disaggregation of revenues (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	€ 87,599	€ 14,753	€ 2
Service cost of sales	12,079	1,629
Total collaboration revenues	417,681	470,093	478,051
Revenue recognized	505,280	484,846	€ 478,053
Jyseleca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	87,600	14,800
Service cost of sales	€ 12,100	€ 1,600